REVENUES	12 Months Ended
Aug. 31, 2023
Revenues [Abstract]
Revenues	Revenues
Disaggregation of Revenue
See Note 16 (Segment Reporting) to these Consolidated Financial Statements for our disaggregated revenues.
Remaining Performance Obligations
We had remaining performance obligations of approximately $26 billion and $24 billion as of August 31, 2023 and 2022, respectively. Our remaining performance obligations represent the amount of transaction price for which work has not been performed and revenue has not been recognized. The majority of our contracts are terminable by the client on short notice with little or no termination penalties, and some without notice. Under Topic 606, only the non-cancelable portion of these contracts is included in our performance obligations. Additionally, our performance obligations only include variable consideration if we assess it is probable that a significant reversal of cumulative revenue recognized will not occur when the uncertainty is resolved. Based on the terms of our contracts, a significant portion of what we consider contract bookings is not included in our remaining performance obligations. We expect to recognize approximately 67% of our remaining performance obligations as of August 31, 2023 as revenue in fiscal 2024, an additional 13% in fiscal 2025, and the balance thereafter.
Contract Estimates
Adjustments in contract estimates related to performance obligations satisfied or partially satisfied in prior periods were immaterial for both fiscal 2023 and 2022.
Contract Balances
Deferred transition revenues were $653,954 and $712,715 as of August 31, 2023 and 2022, respectively, and are included in Non-current deferred revenues. Costs related to these activities are also deferred and are expensed as the services are provided. Generally, deferred amounts are protected in the event of early termination of the contract and are monitored regularly for impairment. Impairment losses are recorded when projected remaining undiscounted operating cash flows of the related contract are not sufficient to recover the carrying amount of contract assets. Deferred transition costs were $851,972 and $807,940 as of August 31, 2023 and 2022, respectively, and are included in Deferred contract costs. Deferred transition amortization expense for fiscal 2023, 2022 and 2021 was $339,139, $280,093 and $297,216, respectively.
The following table provides information about the balances of our Receivables and Contract assets, net of allowance, and Contract liabilities (Deferred revenues):

	As of August 31, 2023	As of August 31, 2022
Receivables	$10,690,713	$10,484,211
Contract assets (current)	1,536,473	1,292,564
Receivables and contract assets, net of allowance (current)	12,227,186	11,776,775
Contract assets (non-current)	106,994	46,844
Deferred revenues (current)	4,907,152	4,478,048
Deferred revenues (non-current)	653,954	712,715
Changes in the contract asset and liability balances during fiscal 2023, were a result of normal business activity and not materially impacted by any other factors.
Revenues recognized during fiscal 2023 that were included in Deferred revenues as of August 31, 2022 were $3.9 billion. Revenues recognized during fiscal 2022 that were included in Deferred revenues as of August 31, 2021 were $3.7 billion.